SUPPLEMENT DATED JULY 20, 2007 TO THE

FIRST INVESTORS TAX EXEMPT FUNDS PROSPECTUS

DATED MAY 1, 2007

1.

The following information for the Insured Intermediate Tax Exempt Fund replaces the Annual Fund Operating Expenses table and Example in their entirety on page 18 of the prospectus.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees (2)	Other Expenses (3), (4)	Total Annual Fund Operating Expenses (3), (4)	Fee Waivers (1)	Net Expenses (3), (4)
Class A Shares	0.60%	0.30%	0.39%	1.29%	0.19%	1.10%
Class B Shares	0.60%	1.00%	0.39%	1.99%	0.19%	1.80%

(1) The Adviser has contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees for the fiscal year ending December 31, 2007 to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares and 1.65% for Class B shares.  This waiver excludes any interest expenses.  The Board may change or eliminate this fee waiver at any time.

(2) The Fund’s Class A Rule 12b-1 fee has been restated to reflect current fees.

(3) Other Expenses include 0.15% of interest expenses that are related to the Fund’s investments in inverse floaters.  These expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses.  These expenses also affected the Total Annual Fund Operating Expenses and Net Expenses.  If those interest expenses were not included, Other Expenses, Total Annual Fund Operating Expenses and Net Expenses would have been 0.24%, 1.14% and 0.95%, respectively, for Class A shares and 0.24%, 1.84% and 1.65%, respectively, for Class B shares.

(4) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$681	$943	$1,225	$2,026
Class B shares	$583	$906	$1,255	$2,121*
If you do not redeem your shares:
Class A shares	$681	$943	$1,225	$2,026
Class B shares	$183	$606	$1,055	$2,121*

* Assumes conversion to Class A shares eight years after purchase.

2.

On page 80 for the Insured Intermediate Tax Exempt Fund, the †† footnote has been deleted in its entirety and replaced with the following:

†† Ratios include 0.15% of interest expense and fees.

3.

The following information for Insured Tax Exempt Fund replaces the Annual Fund Operating Expenses table and Example in their entirety on page 26 of the prospectus.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees (1)	Other Expenses (2), (3)	Total Annual Fund Operating Expenses (2), (3)	Fee Waivers (1)	Net Expenses (2), (3)
Class A Shares	0.60%	0.30%	0.25%	1.15%	0.07%	1.08%
Class B Shares	0.60%	1.00%	0.25%	1.85%	0.07%	1.78%

(1) The Management Fees and Class A Rule 12b-1 fees have been restated to reflect current fees.  Effective July 1, 2007, the Adviser contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees by .07% through December 31, 2008 for Class A and Class B shares.  The Board may change or eliminate this fee waiver at any time.

(2) Other Expenses include 0.11% of interest expenses that are related to the Fund’s investments in inverse floaters.  These expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses.  These expenses also affected the Total Annual Fund Operating Expenses and Net Expenses.  If those interest expenses were not included, Other Expenses, Total Annual Fund Operating Expenses and Net Expenses would have been 0.14%, 1.04% and 0.97%, respectively, for Class A shares and 0.14%, 1.74% and 1.67%, respectively, for Class B shares.

(3) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$679	$913	$1,165	$1,886
Class B shares	$581	$875	$1,194	$1,980*
If you do not redeem your shares:
Class A shares	$679	$913	$1,165	$1,886
Class B shares	$181	$575	$994	$1,980*

* Assumes conversion to Class A shares eight years after purchase.

4.

On page 82 for the Insured Tax Exempt Fund, the †† footnote has been deleted in its entirety and replaced with the following:

†† Ratios include 0.11% of interest expense and fees.

TE0707

SUPPLEMENT DATED JULY 20, 2007 TO THE

FIRST INVESTORS INSURED INTERMEDIATE

TAX EXEMPT FUND PROSPECTUS

DATED MAY 1, 2007

1.

The following information replaces the Annual Fund Operating Expenses table and Example in their entirety on page 10 of the prospectus.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees (2)	Other Expenses (3), (4)	Total Annual Fund Operating Expenses (3), (4)	Fee Waivers (1)	Net Expenses (3), (4)
Class A Shares	0.60%	0.30%	0.39%	1.29%	0.19%	1.10%
Class B Shares	0.60%	1.00%	0.39%	1.99%	0.19%	1.80%

(1) The Adviser has contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees for the fiscal year ending December 31, 2007 to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares and 1.65% for Class B shares.  This waiver excludes any interest expenses.  The Board may change or eliminate this fee waiver at any time.

(2) The Fund’s Class A Rule 12b-1 fee has been restated to reflect current fees.

(3) Other Expenses include 0.15% of interest expenses that are related to the Fund’s investments in inverse floaters.  These expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses.  These expenses also affected the Total Annual Fund Operating Expenses and Net Expenses.  If those interest expenses were not included, Other Expenses, Total Annual Fund Operating Expenses and Net Expenses would have been 0.24%, 1.14% and 0.95%, respectively, for Class A shares and 0.24%, 1.84% and 1.65%, respectively, for Class B shares.

(4) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$681	$943	$1,225	$2,026
Class B shares	$583	$906	$1,255	$2,121*
If you do not redeem your shares:
Class A shares	$681	$943	$1,225	$2,026
Class B shares	$183	$606	$1,055	$2,121*

* Assumes conversion to Class A shares eight years after purchase.

2.

On page 24 of the prospectus, the †† footnote has been deleted in its entirety and replaced with the following:

†† Ratios include 0.15% of interest expense and fees.

II0707

SUPPLEMENT DATED JULY 20, 2007 TO THE

FIRST INVESTORS INSURED

TAX EXEMPT FUND PROSPECTUS

DATED MAY 1, 2007

1.

The following information replaces the Annual Fund Operating Expenses table and Example in their entirety on page 11 of the prospectus.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fees (1)	Distribution and Service (12b-1) Fees (1)	Other Expenses (2), (3)	Total Annual Fund Operating Expenses (2), (3)	Fee Waivers (1)	Net Expenses (2), (3)
Class A Shares	0.60%	0.30%	0.25%	1.15%	0.07%	1.08%
Class B Shares	0.60%	1.00%	0.25%	1.85%	0.07%	1.78%

(1) The Management Fees and Class A Rule 12b-1 fees have been restated to reflect current fees.  Effective July 1, 2007, the Adviser contractually agreed with the Fund’s Board of Trustees (“Board”) to waive Management Fees by .07% through December 31, 2008 for Class A and Class B shares.  The Board may change or eliminate this fee waiver at any time.

(2) Other Expenses include 0.11% of interest expenses that are related to the Fund’s investments in inverse floaters.  These expenses are liabilities with respect to interest paid on short-term floating rate notes issued by the trusts whose inverse floater certificates are held by the Fund.  Under accounting rules, the Fund also recognizes additional income in an amount that directly corresponds to these expenses.  These expenses also affected the Total Annual Fund Operating Expenses and Net Expenses.  If those interest expenses were not included, Other Expenses, Total Annual Fund Operating Expenses and Net Expenses would have been 0.14%, 1.04% and 0.97%, respectively, for Class A shares and 0.14%, 1.74% and 1.67%, respectively, for Class B shares.

(3) The Fund has an expense offset arrangement that may reduce the Fund’s custodian fee based on the amount of cash maintained by the Fund with its custodian.  Any such fee reductions are not reflected under Other Expenses, Total Annual Fund Operating Expenses or Net Expenses.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds.  It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same, except for year one, which is net of fees waived.  Although your actual costs may be higher or lower, under these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
If you redeem your shares:
Class A shares	$679	$913	$1,165	$1,886
Class B shares	$581	$875	$1,194	$1,980*
If you do not redeem your shares:
Class A shares	$679	$913	$1,165	$1,886
Class B shares	$181	$575	$994	$1,980*

* Assumes conversion to Class A shares eight years after purchase.

2.

On page 24 of the prospectus, the †† footnote has been deleted in its entirety and replaced with the following:

†† Ratios include 0.11% of interest expense and fees.

FITE0707